Capital and Financial Risk Management - Summary of Foreign Currency Risk (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of foreign currency risk [Line Items]
Incremental movement for sensitivity analysis of USD/Euro exchange rates (percentage)	5.00%
Foreign currency risk
Disclosure of foreign currency risk [Line Items]
Impact on profit before tax (-5%)	$ 5	$ 22	$ 19
Impact on profit before tax (+5%)	5	22	19
Impact on equity (+5%)	110	123	157
Impact on equity (-5%)	110	123	157
Impact on financial instruments (-5%)	33	44	27
Impact on financial instruments (+5%)	$ 33	$ 44	$ 27